                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

                         Van Kampen Senior Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN SENIOR INCOME TRUST
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007  (UNAUDITED)


PRINCIPAL
AMOUNT                                                                                     STATED
(000)     BORROWER                                                     COUPON             MATURITY *               VALUE
-----------------------------------------------------------------------------------------------------------------------------
          VARIABLE RATE** SENIOR LOAN INTERESTS  177.5%
          AEROSPACE/DEFENSE  4.4%
 $  9,709 Alion Science and
             Technology Corp.,
             Term Loan .....................................         7.29 to 7.33%          08/02/09           $    9,369,398
    2,897 Apptis, Inc., Term Loan ..........................         8.14 to 9.75           12/20/12                2,723,397
    2,188 Atlantic Marine Services,
             Term Loan .....................................                 7.56           03/22/14                2,152,297
    3,532 DeCrane Aircraft
             Holdings, Inc., Term
             Loan ..........................................         7.99 to 9.25           02/21/13                3,479,266
    4,421 DynCorp International,
             LLC, Term Loan ................................                 7.25           02/11/11                4,277,439
      703 Hawker Beechraft
             Acquisition Co.,
             Revolving Credit
             Agreement .....................................                 7.20           03/26/14                  688,758
    8,264 Hawker Beechraft
             Acquisition Co., Term
             Loan ..........................................                 6.82           03/26/14                8,099,170
    8,585 IAP Worldwide
             Services, Inc., Term
             Loan ..........................................       11.50 to 17.00     12/30/12 to 06/30/13          7,590,313
    5,136 ILC Industries, Inc.,
             Term Loan .....................................                 7.45           02/24/12                5,058,960
    2,698 Primus International,
             Inc., Term Loan ...............................                 7.63           06/07/12                2,643,582
    1,095 Tri-Star Electronics
             International, Term
             Loan ..........................................         8.20 to 8.36           02/02/13                1,072,610
    4,726 Vangent, Inc., Term
             Loan ..........................................                 7.62           02/14/13                4,602,186
    3,591 Wesco Aircraft
             Hardware Corp., Term
             Loan ..........................................        7.45 to 10.95     09/29/13 to 03/28/14          3,565,534

    7,192 Wyle Laboratories, Inc.,
             Term Loan .....................................         8.11 to 8.13           01/28/11                7,084,540
                                                                                                               --------------
                                                                                                                   62,407,450
                                                                                                               --------------
          AUTOMOTIVE  6.1%
    6,428 Accuride Corp., Term
             Loan ..........................................                 7.13           01/31/12                6,307,653
    1,980 Acument Global
             Technologies, Inc.,
             Term Loan .....................................                 8.70           08/11/13                1,950,300
    4,450 Dana Corp., Term Loan (a) ........................                 7.98           04/13/08                4,430,927
      750 Federal-Mogul Corp.,
             Term Loan (a) .................................                 6.65           12/31/07                  747,206
   19,106 Ford Motor Co., Term
             Loan (a) ......................................                 8.70           12/15/13               18,428,235
    3,292 Heartland Automotive
             Holdings, Inc., Term
             Loan ..........................................                12.25           02/27/12                3,184,789
    9,541 MetoKote Corp., Term
             Loan ..........................................         7.76 to 8.55           11/27/11                9,409,612
    2,180 Navistar International
             Corp., Revolving
             Credit Agreement ..............................         4.98 to 8.23           01/19/12                2,147,027
    5,995 Navistar International
             Corp., Term Loan ..............................                 8.23           01/19/12                5,904,326
    8,866 Oshkosh Truck Corp.,
             Term Loan .....................................                 7.45           12/06/13                8,737,526


      610 Performance
             Transportation
             Services, Inc.,
             Revolving Credit
             Agreement .....................................                 8.80           01/26/12                  564,647
      421 Performance
             Transportation
             Services, Inc., Term
             Loan ..........................................                 9.75           01/26/12                  389,390
    6,983 Polypore, Inc., Term
             Loan ..........................................                 7.07           07/03/14                6,816,666
    1,485 Precision Partners, Inc.,
             Term Loan .....................................                 8.70           10/27/13                1,433,025
    7,411 Sensata Technologies,
             Inc., Term Loan ...............................         6.64 to 6.76           04/27/13                7,229,238
    2,908 United Components,
             Inc., Term Loan ...............................                 7.38           06/30/12                2,852,991
    7,000 Veyance Technologies,
             Inc., Term Loan ...............................                 7.46           07/31/14                6,889,169
                                                                                                               --------------
                                                                                                                   87,422,727
                                                                                                               --------------
          BANKING  0.9%
   13,558 Dollar Financial Corp.,
             Term Loan .....................................         7.95 to 8.20           10/30/12               13,218,603
                                                                                                               --------------

          BEVERAGE, FOOD & TOBACCO  12.1%
   10,832 Acosta Sales Co., Inc.,
             Term Loan .....................................                 7.01           07/28/13               10,615,591
    9,331 Advantage Sales &
             Marketing, LLC, Term
             Loan ..........................................         6.82 to 7.20           03/29/13                9,016,341
    1,275 B&G Foods, Inc., Term
             Loan ..........................................                 7.51           02/23/13                1,259,420
   10,185 Birds Eye Foods, Inc.,
             Term Loan .....................................        6.95 to 10.50     07/11/12 to 03/22/13          9,868,307
   10,663 Coleman Natural Foods,
             LLC, Term Loan ................................                10.01           08/22/12                9,649,991
    3,533 Coleman Natural Foods,
             LLC, Term Loan (b) ............................       15.01 to 15.06           08/22/13                3,038,054
    7,481 Culligan International
             Co., Term Loan ................................         7.07 to 7.45           11/24/12                7,013,672
    4,950 DCI Cheese Co., Term
             Loan ..........................................                 8.45           08/07/13                4,956,187
   22,473 Dole Food Co., Inc.,
             Term Loan (a) .................................         5.11 to 8.50           04/12/13               21,862,991
   14,262 DS Waters of America,
             Inc., Term Loan ...............................         7.07 to 7.38           10/25/12               13,941,472
    4,950 DSW Holdings, Inc.,
             Term Loan .....................................                 9.13           03/07/12                4,826,250
    5,032 Farley's & Sathers
             Candy Co., Inc., Term
             Loan ..........................................        7.99 to 11.38     06/15/10 to 03/24/11          5,015,591
    5,925 FSB Holdings, Inc.,
             Term Loan .....................................        7.38 to 10.94     09/29/13 to 03/29/14          5,821,125
    6,520 Luigino's, Inc., Term
             Loan ..........................................         8.06 to 8.44           04/02/11                6,405,464
    1,116 Mafco Worldwide Corp.,
             Term Loan .....................................         7.57 to 7.60           12/08/11                1,084,912
    7,843 Michael Foods, Inc.,
             Term Loan .....................................                 7.36           11/21/10                7,745,432
    3,754 National Dairy Holdings,
             LP, Term Loan .................................                 6.82           03/15/12                3,669,674
    6,259 OSI Group, LLC, Term
             Loan ..........................................                 7.20           09/02/11                6,106,295
    6,884 PBM Products, LLC,
             Term Loan .....................................                 7.26           09/29/12                6,815,392
    8,608 Pierre Foods, Inc., Term
             Loan ..........................................                 9.53           06/30/10                8,500,605
   19,605 Pinnacle Foods Finance,
             LLC, Term Loan ................................                 7.95           04/02/14               18,999,565


   1,680 Pinnacle Foods Group,
             Inc., Revolving Credit
             Agreement .....................................                 7.50           04/02/13                1,604,400
    1,642 Smart Balance, Inc.,
             Term Loan .....................................                 8.38           05/18/14                1,580,184
      309 Volume Services
             America, Inc.,
             Revolving Credit
             Agreement .....................................                 9.00           04/01/10                  300,023
    3,900 Volume Services
             America, Inc., Term
             Loan ..........................................         8.43 to 8.75           10/01/10                3,861,000
                                                                                                               --------------
                                                                                                                  173,557,938
                                                                                                               --------------
          BROADCASTING - CABLE  5.9%
    4,216 Cequel
             Communications,
             LLC, Term Loan ................................         7.24 to 8.50           11/05/13                4,091,779
   51,500 Charter
             Communications
             Operating, LLC, Term
             Loan (a) ......................................         6.99 to 7.70     03/06/14 to 09/06/14         49,573,558
      750 CW Media Holdings,
             Inc., (Canada),
             Term Loan (a) .................................                 8.50           02/15/15                  750,000
    4,975 Discovery
             Communications
             Holding, LLC, Term
             Loan ..........................................                 7.20           05/14/14                4,921,106
    6,434 Knology, Inc., Term
             Loan ..........................................                 7.48           06/30/12                6,240,859
    9,689 MCC Iowa, LLC, Term
             Loan ..........................................                 6.61     03/31/10 to 01/31/15          9,410,236
    1,835 Mediacom
             Communications
             Corp., Term Loan ..............................         6.36 to 7.02           03/31/10                1,763,684
    2,382 Mediacom Illinois, LLC,
             Term Loan .....................................                 6.61           01/31/15                2,316,867
    4,988 RCN Corp., Term Loan .............................                 7.50           05/25/14                4,853,461
                                                                                                               --------------
                                                                                                                   83,921,550
                                                                                                               --------------
          BROADCASTING - DIVERSIFIED  1.1%
    8,700 Alpha Topco, Ltd.,
             (United Kingdom),
             Term Loan .....................................         7.92 to 9.04     12/31/13 to 06/30/14          8,538,150
    4,921 Cumulus Media, Inc.,
             Term Loan .....................................         6.50 to 7.45           06/11/14                4,863,588
    2,637 NEP II, Inc., Term Loan ..........................                 7.45           02/16/14                2,523,032
                                                                                                               --------------
                                                                                                                   15,924,770
                                                                                                               --------------
          BROADCASTING - RADIO  3.1%
    5,000 Citadel Broadcasting
             Corp., Term Loan ..............................         6.39 to 6.83           06/12/14                4,811,250
    6,833 CMP KC, LLC, Term
             Loan ..........................................         9.13 to 9.38           05/03/11                6,457,483
   12,282 CMP Susquehanna
             Corp., Term Loan ..............................         6.85 to 7.39           05/05/13               11,913,564
    3,634 Emmis Operating Co.,
             Term Loan .....................................                 7.17           11/01/13                3,556,533
    1,773 LBI Media, Inc., Term
             Loan ..........................................                 6.32           03/31/12                1,702,080
    4,929 Multicultural Radio
             Broadcasting, Inc.,
             Term Loan .....................................        8.47 to 11.47     12/18/12 to 06/18/13          4,880,184
    5,128 NextMedia Operating,
             Inc., Term Loan ...............................         7.05 to 9.36     11/15/12 to 11/15/13          4,904,349
    2,729 Regent Broadcasting,
             LLC, Term Loan ................................                 7.45           11/21/13                2,678,199
    3,395 Spanish Broadcasting
             System, Inc., Term
             Loan ..........................................                 6.95           06/11/12                3,221,348
                                                                                                               --------------
                                                                                                                   44,124,990
                                                                                                               --------------

          BROADCASTING - TELEVISION  4.3%
    1,980 Barrington
             Broadcasting, LLC,
             Term Loan .....................................         7.45 to 7.75           08/12/13                1,957,725
    3,500 NV Broadcasting, LLC,
             Term Loan .....................................                 8.13           11/01/13                3,482,500
    4,862 Sunshine Acquisition,
             Ltd., Term Loan ...............................                 7.17           03/20/12                4,771,085
   53,322 Univision
             Communications, Inc.,
             Term Loan .....................................         7.00 to 7.25     03/29/09 to 09/29/14         50,844,589
                                                                                                               --------------
                                                                                                                   61,055,899
                                                                                                               --------------
          BUILDINGS & REAL ESTATE  5.9%
    2,500 California Coastal
             Communities, Inc.,
             Term Loan .....................................                 7.79           09/15/11                2,475,000
    2,500 El Ad IDB Las Vegas,
             LLC, Term Loan (a) ............................                 7.87           08/10/08                2,475,000
   20,871 Ginn LA CS Borrower,
             LLC, Term Loan (b) ............................        8.60 to 12.70     06/08/11 to 06/08/12         16,463,186
    5,200 Kyle Acquisition Group,
             LLC, Term Loan ................................                 8.38     07/20/08 to 07/20/10          4,849,000
      602 Lake at Las Vegas Joint
             Venture, LLC,
             Revolving Credit
             Agreement (b) .................................                24.60           06/20/12                  395,216
    5,474 Lake at Las Vegas Joint
             Venture, LLC, Term
             Loan (b) ......................................       11.21 to 15.31     01/24/08 to 06/20/12          3,936,637
    4,367 Landsource
             Communities
             Development, LLC,
             Term Loan .....................................                 8.25           02/27/13                3,891,307
    4,800 LNR Property Corp.,
             Term Loan .....................................                 8.11           07/12/11                4,692,000
    3,103 London Arena &
             Waterfront Finance,
             LLC, (United
             Kingdom), Term
             Loan ..........................................                 8.20           03/08/12                3,087,236
    4,571 NLV Holdings, LLC,
             Term Loan .....................................        7.57 to 11.82     05/09/11 to 05/30/12          3,813,827
    7,485 Realogy Corp., Term
             Loan ..........................................         7.97 to 8.24           10/10/13                6,976,232
    2,600 Re/Max International,
             Inc., Term Loan ...............................         7.24 to 7.47           12/15/07                2,574,000
    3,564 Shea Capital I, LLC,
             Term Loan .....................................                 7.20           10/27/11                3,056,130
    1,546 Shea Mountain House,
             LLC, Term Loan ................................                 6.75           05/11/11                1,321,899
    3,732 South Edge, LLC, Term
             Loan ..........................................         6.56 to 6.81     10/31/08 to 10/31/09          3,427,766
      540 Standard Pacific Corp.,
             Term Loan .....................................                 7.27           05/05/13                  456,300
    5,946 Tamarack Resort, LLC,
             Term Loan .....................................        8.45 to 11.75           05/19/11                5,202,750
   10,500 WCI Communities, Inc,
             Term Loan .....................................                 8.62           12/23/10               10,095,750
    5,301 Yellowstone
             Development, LLC,
             Term Loan .....................................                 7.19           09/30/10                5,035,923
                                                                                                               --------------
                                                                                                                   84,225,159
                                                                                                               --------------
          BUSINESS EQUIPMENT & SERVICES  7.3%
   12,431 Affiliated Computer
             Services, Inc., Term
             Loan ..........................................         6.79 to 7.12           03/20/13               12,298,470


   10,074 AlixPartners, LLP, Term
             Loan ..........................................                 7.25           10/12/13                9,910,175
    3,850 Audio Visual Services
             Corp., Term Loan ..............................                 7.42           02/28/14                3,729,687
    1,244 BakerCorp, Term
             Loan ..........................................         7.00 to 7.61           05/08/14                1,218,875
    5,738 Cellnet Group, Inc.,
             Term Loan .....................................         7.20 to 7.45           07/22/11                5,581,329
    2,874 Contec, LLC, Term
             Loan ..........................................                 7.75           06/15/12                2,823,763
    7,755 Crawford & Co., Term
             Loan ..........................................                 7.45           10/30/13                7,618,861
    5,491 Edwards (Cayman
             Islands II), Ltd., Term
             Loan ..........................................        7.54 to 11.29     05/31/14 to 11/30/14          5,021,775
    1,824 Euronet Worldwide, Inc.,
             Term Loan (a) .................................         6.75 to 7.20           04/14/14                1,808,867
    4,455 First American Payment
             Systems, LP, Term
             Loan ..........................................                 8.50           10/06/13                4,410,450
    4,988 HydroChem Industrial
             Services, Inc., Term
             Loan ..........................................                 7.35           07/12/13                4,962,562
    2,494 Information Resources,
             Inc., Term Loan ...............................         6.64 to 7.25           05/16/14                2,421,837
    3,374 InfoUSA, Inc., Term
             Loan ..........................................                 7.20           02/14/12                3,322,905
    1,983 Itron, Inc., Term Loan ...........................         6.76 to 7.20           04/18/14                1,965,172
    2,602 KAR Holdings, Inc.,
             Term Loan .....................................                 7.45           10/20/13                2,522,017
    3,587 Katun Corp., Term Loan ...........................                 9.95           06/30/09                3,532,756
    8,188 NCO Financial Systems,
             Term Loan .....................................         8.20 to 8.50           05/15/13                7,968,069
    4,988 RGIS Services, LLC,
             Term Loan .....................................                 7.25           04/30/14                4,800,469
    1,995 SMG Holdings, Inc.,
             Term Loan .....................................         8.23 to 8.31           07/27/14                1,935,150
    1,241 Valassis
             Communications, Inc.,
             Term Loan .....................................                 6.95           03/02/14                1,182,434
   15,584 VNU, Inc., Term Loan .............................                 7.36           08/09/13               15,196,250
                                                                                                               --------------
                                                                                                                  104,231,873
                                                                                                               --------------
          CHEMICALS, PLASTICS & RUBBER  7.1%
    1,095 Arizona Chemical Co.,
             Term Loan .....................................                 7.54           02/28/13                1,056,193
    2,787 Becker-Underwood,
             Inc., Term Loan ...............................        8.70 to 10.25     03/31/10 to 09/30/11          2,744,779
    2,494 Bond US Holdings, Inc.,
             Term Loan .....................................                 8.10           07/10/14                2,431,406
   11,400 Brenntag Holdings
             GmbH & Co. KG,
             (Germany),
             Term Loan .....................................         7.39 to 9.39     01/17/14 to 07/17/15         11,130,373
    1,197 Celanese Holdings,
             LLC,  Term Loan ...............................         5.12 to 6.98           04/02/14                1,178,079
    1,000 Cristal Inorganic
             Chemicals US, Inc.,
             Term Loan .....................................                 7.45           05/15/14                  972,083
   10,065 Ferro Corp., Term
             Loan ..........................................         6.82 to 7.20           06/06/12                9,901,444
    4,151 Fibervisions Delaware
             Corp., Term Loan ..............................                 8.70           03/31/13                3,901,701
    2,755 Foamex LP, Term Loan .............................         7.14 to 8.75           02/12/13                2,656,457
    3,719 Georgia Gulf Corp.,
             Term Loan .....................................                 7.63           10/03/13                3,679,161
   14,255 Hexion Specialty
             Chemicals, Inc., Term
             Loan ..........................................         7.44 to 7.50           05/05/13               14,137,299


        5 Huntsman International,
             LLC, Term Loan ................................                 6.64           08/16/12                    5,124
    8,650 Ineos Holdings, Ltd.,
             (United Kingdom),
             Term Loan .....................................         7.45 to 7.95     12/16/13 to 12/23/14          8,586,294
      870 INVISTA (Netherlands),
             Term Loan .....................................                 6.70           04/30/10                  843,900
    7,481 ISP Chemco, Inc., Term
             Loan ..........................................         6.81 to 7.31           06/04/14                7,324,144
   13,221 Kraton Polymers, LLC,
             Term Loan .....................................                 7.25           05/12/13               12,923,043
    3,831 MacDermid, Inc., Term
             Loan ..........................................                 7.20           04/12/14                3,738,172
      915 Nusil Technology, LLC,
             Term Loan .....................................                 7.63           10/24/13                  910,624
    2,993 OMNOVA Solutions,
             Inc., Term Loan ...............................         7.32 to 8.04           05/22/14                2,910,206
    4,497 Valley National Gases,
             Inc., Term Loan ...............................         7.07 to 7.45           02/28/14                4,294,584
    7,950 Wellman, Inc., Term
             Loan ..........................................        9.36 to 12.11     02/10/09 to 02/10/10          7,075,913
                                                                                                               --------------
                                                                                                                  102,400,979
                                                                                                               --------------
          CONSTRUCTION MATERIAL  3.6%
   11,790 AXIA, Inc., Term Loan ............................                 9.95           12/21/12                9,432,000
    4,356 Beacon Sales
             Acquisition, Inc., Term
             Loan ..........................................         6.75 to 7.23           09/30/13                4,181,760
    1,135 Builders FirstSource,
             Inc., Term Loan ...............................                 7.25           08/11/11                1,100,974
   16,397 Building Materials Corp. .........................
             of America, Term
             Loan ..........................................        7.81 to 10.81     03/15/14 to 09/15/14         14,776,878
    5,396 Building Materials
             Holdings Corp., Term
             Loan ..........................................                 7.70           11/10/13                4,990,838
    4,873 Contech Construction
             Products, Inc., Term
             Loan ..........................................         6.82 to 7.13           01/31/13                4,775,883
    1,500 Custom Building
             Products, Inc., Term
             Loan ..........................................                10.20           04/29/12                1,395,000
    1,182 Nortek, Inc., Term Loan ..........................         7.05 to 8.75           08/27/11                1,158,091
    3,208 Panolam Industries
             International, Inc. ...........................
             (Canada), Term Loan ...........................                 7.95           09/30/12                3,079,341
    5,636 Professional Paint, Inc.,
             Term Loan .....................................        7.63 to 11.56     05/31/12 to 05/31/13          5,354,438
      794 Sensus Metering
             Systems, Inc., Term
             Loan ..........................................         7.12 to 7.50           12/17/10                  782,500
                                                                                                               --------------
                                                                                                                   51,027,703
                                                                                                               --------------
          CONTAINERS, PACKAGING & GLASS  5.8%
    2,370 Altivity Packaging, LLC,
             Term Loan (a) .................................         7.00 to 7.45           06/30/13                2,359,207
    2,204 Anchor Glass Container
             Corp., Term Loan ..............................         7.00 to 7.79           05/03/13                2,181,926
    2,500 Berlin Packaging, LLC,
             Term Loan .....................................         8.35 to 8.50           08/14/14                2,462,500
    5,423 Berry Plastics Group,
             Inc., Term Loan ...............................                 7.36           04/03/15                5,277,014
      865 Captive Plastics, Inc.,
             Term Loan .....................................                 7.95           08/18/11                  849,992
   11,512 Consolidated Container
             Co., LLC, Term Loan ...........................        7.04 to 11.04     03/28/14 to 09/28/14         10,589,858


    9,294 Graham Packaging Co.,
             LP, Term Loan .................................         7.50 to 8.00           10/07/11                9,133,133
    6,467 Graphic Packaging
             International Corp.,
             Term Loan .....................................         7.23 to 7.51           05/16/14                6,436,895
      563 Kranson Industries, Inc.,
             Revolving Credit
             Agreement .....................................         7.38 to 8.75           07/31/13                  548,758
   13,508 Kranson Industries, Inc.,
             Term Loan .....................................                 7.45           07/31/13               13,305,798
    5,930 Packaging Dynamics,
             Term Loan .....................................                 7.20           06/09/13                5,722,413
    4,045 Pertus Sechzehnte
             GmbH, (Germany),
             Term Loan .....................................         7.13 to 7.38     06/13/15 to 06/13/16          3,862,952
    4,243 Ranpak Corp., Term
             Loan ..........................................                 7.59           12/14/11                4,158,013
    4,011 Smurfit-Stone Container
             Corp., Revolving
             Credit Agreement ..............................         7.13 to 8.75           11/01/09                3,935,303
    3,898 Smurfit-Stone Container
             Corp., Term Loan ..............................         7.13 to 7.63           11/01/11                3,866,700
      687 Solo Cup, Inc., Term
             Loan ..........................................         8.45 to 9.75           02/27/11                  686,364
    5,800 Tegrant Holding Corp.,
             Term Loan .....................................        7.88 to 10.63     03/08/14 to 03/08/15          5,559,750
    2,569 Unifrax Corp., Term
             Loan ..........................................                 7.06           05/02/13                2,519,549
                                                                                                               --------------
                                                                                                                   83,456,125
                                                                                                               --------------
          DIVERSIFIED MANUFACTURING  1.5%
    3,048 Arnold Magnectic
             Technologies Corp.,
             Term Loan .....................................        8.95 to 10.75     03/06/11 to 03/06/12          3,035,385
    2,818 Chart Industries, Inc.,
             Term Loan .....................................                 7.19           10/17/12                2,797,252
    4,500 Euramax International,
             Inc., Term Loan ...............................                13.24           06/29/13                3,928,874
    3,491 Jason, Inc., Term Loan ...........................                 8.03           04/30/10                3,403,969
    6,296 MW Industries, Inc.,
             Term Loan .....................................                 8.20           11/01/13                6,327,896
    2,739 Wire Rope Corp. of
             America, Inc., Term
             Loan ..........................................         7.05 to 7.45           02/08/14                2,683,835
                                                                                                               --------------
                                                                                                                   22,177,211
                                                                                                               --------------
          DURABLE CONSUMER PRODUCTS  0.3%
    4,084 Brown Jordan
             International, Inc.,
             Term Loan .....................................        9.28 to 10.50           04/30/12                3,961,238
                                                                                                               --------------

          ECOLOGICAL  2.8%
    1,346 Big Dumpster
             Acquisition, Inc., Term
             Loan ..........................................                 7.45           02/05/13                1,278,626
    4,477 Casella Waste Systems,
             Inc., Term Loan ...............................         7.00 to 7.36           04/28/10                4,406,905
   14,859 Energy Solutions, LLC,
             Term Loan .....................................         7.30 to 7.66     06/07/11 to 06/07/13         14,654,447
    1,751 Environmental Systems
             Products Holdings,
             Term Loan .....................................                 7.50           09/12/12                1,654,435
    4,328 LVI Services, Inc., Term
             Loan ..........................................         9.55 to 9.95           11/16/11                4,176,483
    4,942 Synagro Technologies,
             Inc., Term Loan ...............................        7.50 to 10.25     04/02/14 to 10/02/14          4,805,842
    8,823 Waste Services, Inc.,
             Term Loan .....................................                 7.38           03/31/11                8,690,389
                                                                                                               --------------
                                                                                                                   39,667,127
                                                                                                               --------------


          EDUCATION & CHILD CARE  2.5%
   15,000 Cengage Learning
             Holdings II, LP, Term
             Loan ..........................................                 7.95           07/05/14               14,541,660
    3,219 Educate, Inc., Term
             Loan ..........................................        7.45 to 10.45     06/14/13 to 06/14/14          3,180,391
    6,219 Education Management,
             LLC, Term Loan ................................                 7.00           06/01/13                6,047,549
   12,500 Nelson Education, Ltd.,
             (Canada), Term Loan ...........................                 7.70           07/05/14               11,734,375
                                                                                                               --------------
                                                                                                                   35,503,975
                                                                                                               --------------
          ELECTRONICS  4.5%
    2,500 Aeroflex, Inc., Revolving
             Credit Agreement ..............................                 8.12           08/15/13                2,350,000
    4,678 AMI Semiconductor,
             Inc., Term Loan ...............................                 6.82           04/01/12                4,526,165
    3,300 Dealer Computer
             Services, Inc., Term
             Loan ..........................................                10.70           10/26/13                3,308,250
    9,910 Dealer Computer
             Services, Inc., Term
             Loan (a) ......................................                 7.20           10/26/12                9,694,823
    1,500 Deutsche Connector
             Group, (France),
             Term Loan .....................................         7.89 to 8.14     06/22/14 to 06/22/15          1,422,500
      990 H3C Holdings, Ltd.,
             (Cayman Islands),
             Term Loan .....................................                 8.14           09/28/12                  950,400
    4,950 Infor Enterprise
             Solutions Holdings,
             Inc., Term Loan ...............................                 8.95           07/28/12                4,826,250
    1,382 Intergraph Corp., Term
             Loan ..........................................         6.82 to 7.51           05/28/14                1,355,773
    7,481 Kronos, Inc., Term
             Loan ..........................................                 7.45           06/11/14                7,252,137
    2,915 Network Solutions, LLC,
             Term Loan .....................................         7.26 to 7.70           03/07/14                2,769,322
    2,481 Nuance
             Communications, Inc.,
             Term Loan .....................................                 6.76           03/31/13                2,418,306
    9,970 Open Solutions, Inc.,
             Term Loan .....................................                 7.28           01/23/14                9,564,577
    4,309 Open Text Corp., Term
             Loan ..........................................                 7.00           10/02/13                4,241,850
      594 Stratus Technologies,
             Inc., Term Loan ...............................                 8.95           03/29/11                  561,330
      342 Sungard Data Systems,
             Inc., Revolving Credit
             Agreement .....................................                 7.75           08/11/11                  321,028
    2,606 Sungard Data Systems,
             Inc., Term Loan ...............................                 7.36           02/28/14                2,576,371
    7,038 Verint Systems, Inc.,
             Term Loan .....................................                 8.11           05/25/14                6,880,097
                                                                                                               --------------
                                                                                                                   65,019,179
                                                                                                               --------------
          ENTERTAINMENT & LEISURE  9.1%
    7,382 Bombardier Capital, Inc.,
             Term Loan .....................................         7.63 to 7.70           06/28/13                7,188,494
    4,102 Cedar Fair, LP, Term
             Loan ..........................................         7.13 to 8.75           08/30/12                4,027,857
    2,410 Cinemark USA, Inc.,
             Term Loan .....................................         6.98 to 7.45           10/05/13                2,360,360
    5,852 Fender Musical
             Instruments Corp.,
             Term Loan .....................................                 7.65           06/09/14                5,647,180
    2,729 Gibson Guitar Corp.,
             Term Loan .....................................                 7.70           12/29/13                2,674,788
    6,000 Hicks Sports Group,
             LLC, Term Loan ................................                 7.75           12/22/10                5,895,000
      231 Metro-Goldwyn-Mayer
             Studios, Inc.,
             Revolving Credit
             Agreement .....................................                 8.12           04/08/10                  214,615


   48,627 Metro-Goldwyn-Mayer
             Studios, Inc., Term
             Loan ..........................................                 8.45           04/08/12               46,742,564
    4,929 Mets, LP, Term Loan ..............................                 6.86           07/25/10                4,830,000
    5,714 Panavision, Inc., Term
             Loan ..........................................         8.44 to 9.04           03/30/11                5,520,757
    2,067 Playcore Holdings, Inc.,
             Term Loan .....................................         7.70 to 9.00           02/21/14                2,015,086
   22,824 Regal Cinemas, Inc.,
             Term Loan .....................................                 6.70           10/27/13               22,350,168
    3,990 Tigers Ballpark, LLC,
             Term Loan .....................................                 6.94           08/15/10                3,990,000
   12,478 True Temper Sports,
             Inc., Term Loan ...............................        8.62 to 10.51     03/15/11 to 06/30/11         11,850,043
    5,553 Universal City
             Development Partners,
             LP, Term Loan .................................         7.10 to 7.64           06/09/11                5,504,141
                                                                                                               --------------
                                                                                                                  130,811,053
                                                                                                               --------------
          FARMING & AGRICULTURE  0.7%
   10,369 Wm. Bolthouse Farms,
             Inc., Term Loan (a) ...........................        7.50 to 10.70     12/16/12 to 12/16/13         10,279,291
                                                                                                               --------------

          FINANCE  6.6%
    3,601 DCS Business Services,
             Inc., Term Loan  ..............................       10.50 to 13.25     02/04/11 to 08/04/11          3,129,668
   16,000 First Data Corp., Term
             Loan ..........................................                 7.96           09/24/14               15,457,392
    7,648 Grosvenor Capital
             Management
             Holdings, LLP, Term
             Loan ..........................................         7.13 to 7.58           12/05/13                7,532,959
    6,213 iPayment, Inc., Term
             Loan ..........................................         6.75 to 7.20           05/10/13                5,933,182
   11,596 LPL Holdings, Inc.,
             Term Loan .....................................                 7.20           06/28/13               11,451,102
    2,000 Metavante Corp., Term
             Loan B ........................................                 6.66           11/01/14                1,957,500
    1,946 Munder Capital
             Management, Term
             Loan ..........................................         6.82 to 6.98           12/29/12                1,916,503
   10,633 National Processing
             Co. Group,
             Term Loan .....................................         8.13 to 11.74    09/29/12 to 09/29/14         10,491,823
    8,511 Outsourcing Solutions,
             Inc., Term Loan ...............................                10.32           09/30/10                8,468,031
    9,391 Oxford Acquisition III,
             Ltd., (United Kingdom),
             Term Loan .....................................                 6.90           05/11/14                8,936,713
    4,779 Riskmetrics Group
             Holdings, LLC, Term
             Loan ..........................................         7.45 to 10.70    01/11/14 to 07/14/14          4,733,498
    7,500 RJO Holdings Corp.,
             Term Loan .....................................         7.76 to 11.51    07/12/14 to 06/15/15          6,881,250
    7,323 Transfirst Holdings, Inc.,
             Term Loan .....................................         7.95 to 11.20    06/15/14 to 06/15/15          7,052,169
                                                                                                               --------------
                                                                                                                   93,941,790
                                                                                                               --------------
          GROCERY  0.7%
    9,719 Roundy's Supermarkets,
             Inc., Term Loan ...............................                 8.46           11/03/11                9,687,103
                                                                                                               --------------

          HEALTH & BEAUTY  2.4%
    7,656 American Safety Razor
             Co., Term Loan (a) ............................        7.35 to 11.69     07/31/13 to 01/30/14          7,621,688
    3,690 Bare Escentuals Beauty,
             Inc., Term Loan (a) ...........................                 7.35           02/18/12                3,652,662
    6,594 Marietta Intermediate
             Holdings Corp., Term
             Loan (b) ......................................        9.12 to 13.15     12/17/10 to 12/17/11          5,662,881


    4,275 Philosophy, Inc., Term
             Loan ..........................................         6.85 to 6.99           03/16/14                3,825,785
   13,453 Prestige Brands
             Holdings, Inc., Term
             Loan ..........................................         7.09 to 7.76           04/06/11               13,385,912
                                                                                                               --------------
                                                                                                                   34,148,928
                                                                                                               --------------
          HEALTHCARE  15.3%
    8,635 American Medical
             Systems, Inc., Term
             Loan ..........................................         7.44 to 7.81           07/20/12                8,429,676
   19,650 Capella Healthcare, Inc.,
             Term Loan .....................................        7.70 to 10.70     11/30/12 to 11/30/13         19,165,081
    7,481 Cardinal Health, Inc.,
             Term Loan .....................................                 7.45           04/10/14                7,208,888
      399 Cardinal Health,
             Revolving Credit
             Agreement .....................................         5.09 to 7.46           04/10/14                  365,846
   23,453 Community Health
             Systems, Inc., Term
             Loan (a) ......................................                 7.76           07/25/14               22,940,171
    2,244 Concentra, Inc., Term
             Loan ..........................................                 7.45           06/25/14                2,185,460
    5,396 CRC Health Group,
             Inc., Term Loan ...............................         7.45 to 7.61           02/06/13                5,278,272
    9,351 DSI Renal, Inc., Term
             Loan ..........................................                 7.50           03/31/13                9,164,065
    1,070 Emdeon Business
             Services, LLC, Term
             Loan ..........................................                 7.45           11/16/13                1,053,847
    2,459 FHC Health Systems,
             Inc., Term Loan (a) ...........................       12.33 to 14.33           12/18/09                2,495,785
    1,048 Genoa Healthcare
             Group, LLC, Term
             Loan ..........................................         8.70 to 9.50           08/10/12                1,041,792
      546 Golden Living, Term
             Loan ..........................................                 7.57           03/14/11                  543,697
    8,432 Harlan Sprague Dawley,
             Inc., Term Loan ...............................         7.50 to 7.75           07/11/14                8,316,105
   34,104 HCA, Inc., Term Loan .............................         7.20 to 7.45     11/17/12 to 11/17/13         33,314,488
   14,030 Health Management
             Associates, Inc., Term
             Loan ..........................................         6.50 to 6.95           02/28/14               13,437,146
    4,042 HealthCare Partners,
             LLC, Term Loan ................................                 6.58           10/31/13                3,940,672
    5,607 Iasis Healthcare, LLC,
             Term Loan .....................................         7.07 to 7.72           03/15/14                5,359,985
   10,973 Inverness Medical
             Innovations, Inc.,
             Term Loan .....................................                 7.20           06/26/14               10,766,766
   11,773 Lifepoint Hospitals, Inc.,
             Term Loan .....................................                 7.17           04/15/12               11,568,977
      809 Matria Healthcare, Inc.,
             Term Loan .....................................         7.20 to 7.50           01/19/12                  792,725
   25,617 Multiplan, Inc., Term
             Loan ..........................................                 7.25           04/12/13               25,126,325
      900 Select Medical Corp.,
             Revolving Credit
             Agreement .....................................         7.37 to 9.00           02/24/11                  832,500
    2,963 Sterigenics International,
             Inc., Term Loan ...............................         7.76 to 7.95           11/21/13                2,867,145
    2,318 Sun Healthcare Group,
             Inc., Term Loan ...............................         6.89 to 7.38           04/12/14                2,260,472
      336 Surgical Care Affiliates,
             LLC, Revolving Credit
             Agreement .....................................                 7.45           06/29/13                  305,760
   11,970 Surgical Care Affiliates,
             LLC, Term Loan ................................                 7.45           12/29/14               11,551,050
    3,806 United Surgical Partners
             International, Inc.,
             Term Loan .....................................         7.37 to 7.43           04/19/14                3,670,224
    4,489 Viant Holdings, Inc.,
             Term Loan .....................................                 7.45           06/25/14                4,208,203
                                                                                                               --------------
                                                                                                                  218,191,123
                                                                                                               --------------


          HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
          CONSUMER PRODUCTS  1.4%
    7,960 Generation Brands,
             LLC, Term Loan ................................        7.64 to 11.63     12/20/12 to 06/20/13          7,109,078
       42 Hunter Fan Co.,
             Revolving Credit
             Agreement .....................................                 9.00           04/16/13                   37,500
    2,368 Hunter Fan Co., Term
             Loan ..........................................        8.03 to 12.28     04/16/14 to 10/16/14          2,075,172
      498 Lenox, Inc., Term Loan ...........................         9.32 to 9.57           04/20/13                  467,650
   11,100 National Bedding Co.,
             LLC, Term Loan ................................                 9.75           08/31/12               10,295,250
                                                                                                               --------------
                                                                                                                   19,984,650
                                                                                                               --------------
          HOTELS, MOTELS, INNS & GAMING  7.4%
    1,329 Bally Technologies, Inc.,
             Term Loan (a) .................................                 8.64           09/04/09                1,325,085
    7,642 BLB Worldwide
             Holdings, Inc., Term
             Loan ..........................................         7.26 to 9.72     08/23/11 to 07/18/12          7,394,719
    8,171 Cannery Casino
             Resorts, LLC, Term
             Loan ..........................................         7.46 to 7.97           05/18/13                7,936,145
      955 Golden Nugget, Inc.,
             Term Loan .....................................         6.82 to 7.05           06/30/14                  928,295
   10,417 Greektown Casino, LLC,
             Term Loan .....................................                 8.00           12/03/12               10,052,473
    4,745 Green Valley Ranch
             Gaming, LLC, Term
             Loan ..........................................         7.20 to 7.54           02/16/14                4,650,345
    1,638 Greenwood Racing,
             Inc., Term Loan ...............................                 7.01           11/28/11                1,606,920
    9,387 Herbst Gaming, Inc.,
             Term Loan .....................................         8.14 to 8.20           12/02/11                9,344,634
    3,286 Isle of Capri Casinos,
             Inc., Term Loan ...............................         6.64 to 6.74           07/26/14                3,171,287
    5,351 Kuilima Resort Co.,
             Term Loan (c) .................................                13.00           09/30/11                2,006,644
   13,621 Las Vegas Sands,
             LLC/Venetian Casino,
             Term Loan .....................................                 6.95           05/23/14               13,245,802
    3,700 Magnolia Hill, LLC,
             Term Loan .....................................                 8.02           10/30/13                3,700,000
    7,500 MGM Mirage, Term
             Loan ..........................................         6.11 to 6.53           10/03/11                7,253,910
    2,500 Riviera Holdings Corp.,
             Term Loan .....................................                 7.20           06/08/14                2,478,125
      873 Scientific Games Corp.,
             Revolving Credit
             Agreement .....................................         6.76 to 8.50           12/23/09                  859,905
   12,300 Venetian Macau, Ltd.,
             Term Loan .....................................         7.45 to 8.20     05/26/12 to 05/26/13         12,070,470
    8,766 Wimar OpCo LLC, Term
             Loan ..........................................                 7.45           01/03/12                8,568,485
    9,547 Yonkers Racing Corp.,
             Term Loan .....................................                10.88           08/12/11                9,570,460
                                                                                                               --------------
                                                                                                                  106,163,704
                                                                                                               --------------
          INSURANCE  4.4%
    9,975 AmWins Group, Inc.,
             Term Loan .....................................         8.05 to 8.17           06/08/13                9,476,250
    4,950 Applied Systems, Inc.,
             Term Loan .....................................         7.40 to 7.70           09/26/13                4,851,000
    2,488 Audatex North America,
             Inc., Term Loan ...............................                 7.69           05/16/14                2,450,187
    3,318 CCC Information
             Services Group, Inc.,
             Term Loan (a) .................................                 7.71           02/10/13                3,289,011
    7,500 Concord Re, Ltd., Term
             Loan (a) ......................................                 9.23           02/29/12                7,462,500


    7,869 HMSC Holdings Corp.,
             Term Loan .....................................        7.46 to 10.71     04/03/14 to 10/03/14          7,450,563
    8,439 Mitchell International,
             Inc., Term Loan ...............................        7.20 to 10.50     03/28/14 to 03/28/15          7,851,440
      400 USI Holdings Corp.,
             Revolving Credit
             Agreement .....................................                 7.70           05/05/13                  372,000
    6,650 USI Holdings Corp.,
             Term Loan .....................................                 7.95           05/05/14                6,550,250
   12,923 Vertafore, Inc., Term
             Loan ..........................................        8.01 to 11.51     01/31/12 to 01/31/13         12,642,412
                                                                                                               --------------
                                                                                                                   62,395,613
                                                                                                               --------------
           MACHINERY  1.3%
    8,695 Alliance Laundry
             Holdings, LLC, Term
             Loan (a) ......................................         7.67 to 7.86           01/27/12                8,651,986
      985 Douglas Dynamics
             Holdings, Inc., Term
             Loan ..........................................                 7.45           05/21/13                  940,687
    3,510 Gleason, Inc., Term
             Loan ..........................................         7.25 to 7.75           06/30/13                3,478,975
    4,480 Stolle Machinery Co.,
             LLC, Term Loan ................................        7.50 to 11.25     09/29/12 to 09/29/13          4,424,000
    1,093 United Rentals (North
             America), Inc., Term
             Loan ..........................................                 7.13           02/14/11                1,089,564
                                                                                                               --------------
                                                                                                                   18,585,212
                                                                                                               --------------
          MEDICAL PRODUCTS & SERVICES  3.8%
    2,358 Accellent, Inc., Term
             Loan ..........................................                 8.01           11/22/12                2,251,890
    3,731 Advanced Medical
             Optics, Inc., Term
             Loan ..........................................         6.57 to 7.29           04/02/14                3,600,657
    8,170 AGA Medical Corp.,
             Term Loan .....................................                 7.17           04/28/13                7,812,618
   20,000 Biomet, Inc., Term Loan (a).. 8.20 ...............                                03/25/15               19,930,680
    7,500 Carestream Health, Inc.,
             Term Loan .....................................         6.75 to 7.33           04/30/13                7,272,660
    2,500 Hologic, Inc., Term
             Loan ..........................................                 7.50           03/31/13                2,490,625
   11,000 VWR Funding, Inc.,
             Term Loan .....................................                 7.70           06/29/14               10,645,943
                                                                                                               --------------
                                                                                                                   54,005,073
                                                                                                               --------------
          MINING, STEEL, IRON & NON-PRECIOUS METALS  0.5%
      976 John Maneely Co., Term
             Loan ..........................................         8.50 to 8.61           12/08/13                  912,228
    6,650 Novelis Corp., Term
             Loan ..........................................                 7.20           07/06/14                6,480,977
                                                                                                               --------------
                                                                                                                    7,393,205
                                                                                                               --------------
          NATURAL RESOURCES  2.5%
      468 Boston Generating,
             LLC, Revolving Credit
             Agreement .....................................                 7.57           12/20/13                  460,146
    9,175 Boston Generating,
             LLC, Term Loan ................................                 7.45           12/20/13                9,015,742
    4,200 CDX Funding, LLC,
             Term Loan .....................................                11.39           03/31/13                4,053,000
    2,969 Dresser, Inc., Term
             Loan ..........................................         7.32 to 8.01           05/04/14                2,914,676
    5,318 El Paso Corp., Term
             Loan ..........................................                 6.44           08/01/11                5,254,652
    2,494 Hercules Offshore, Inc.,
             Term Loan .....................................                 6.99           07/11/13                2,465,695
    1,475 Hudson Products
             Holdings, Inc., Term
             Loan ..........................................         7.88 to 7.89           12/05/13                1,452,703
    2,358 Key Energy Services
             Group, Inc., Term
             Loan ..........................................         7.25 to 7.86           06/30/12                2,351,369


      682 Targa Resources, Inc.,
             Term Loan .....................................         7.20 to 7.54           10/31/12                  677,134
    2,263 Western Refining, Inc.,
             Term Loan .....................................                 6.57           05/30/14                2,221,963
    5,500 Willbros USA, Inc.,
             Term Loan .....................................                 9.75           10/27/09                5,458,750
                                                                                                               --------------
                                                                                                                   36,325,830
                                                                                                               --------------
          NON-DURABLE CONSUMER PRODUCTS  4.1%
   13,984 Aearo Technologies,
             Inc., Term Loan ...............................        7.45 to 10.70     09/24/13 to 06/01/14         13,514,152
    4,080 Amscan Holdings, Inc.,
             Term Loan .....................................         7.35 to 7.75           05/25/13                3,957,115
    2,000 Bausch & Lomb, Inc.,
             Term Loan (a) .................................                 8.14           04/27/15                2,005,626
    9,373 Huish Detergents, Inc.,
             Term Loan .....................................         7.20 to 9.45     04/26/14 to 10/26/14          8,844,654
    2,582 JohnsonDiversey, Inc.,
             Term Loan .....................................                 7.36           12/16/11                2,554,434
    8,800 KIK Custom Products,
             Inc., Term Loan ...............................        7.46 to 10.20     05/31/14 to 11/30/14          7,900,000
    2,643 Mattress Holdings
             Corp., Inc., Term
             Loan ..........................................         7.32 to 7.41           01/18/14                2,511,206
    1,760 Mega Brands, Inc.,
             (Canada), Term Loan ...........................                 7.25           07/26/12                1,691,320
      501 Spectrum Brands, Inc.,
             Revolving Credit
             Agreement .....................................                 9.12           03/30/13                  494,290
   10,111 Spectrum Brands, Inc.,
             Term Loan .....................................         9.24 to 9.75           03/30/13                9,974,488
    2,200 Targus Group
             International, Inc.,
             Term Loan .....................................                13.87           05/22/13                2,057,000
    3,483 Yankee Candle Co.,
             Inc., Term Loan ...............................                 7.20           02/06/14                3,393,261
                                                                                                               --------------
                                                                                                                   58,897,546
                                                                                                               --------------
          PAPER & FOREST PRODUCTS  2.4%
    3,000 Ainsworth Lumber Co.,
             Ltd., Term Loan ...............................                 7.82           06/26/14                2,895,000
   16,658 Georgia-Pacific Corp.,
             Term Loan (a) .................................         6.95 to 7.47     12/20/12 to 12/29/12         16,290,315
    1,142 NewPage Corp., Term
             Loan ..........................................         7.37 to 7.48           05/02/11                1,133,381
    2,554 Tidi Products, LLC,
             Term Loan .....................................         8.23 to 9.73           12/31/11                2,540,803
    7,664 White Birch Paper Co.,
             (Canada), Term Loan ...........................                 7.95           05/08/14                5,771,070
    5,369 Xerium Technologies,
             Inc., Term Loan ...............................                 7.95           05/18/12                5,094,175
                                                                                                               --------------
                                                                                                                   33,724,744
                                                                                                               --------------
          PERSONAL & MISCELLANEOUS SERVICES  1.9%
    7,973 Affinion Group, Inc.,
             Term Loan (a) .................................         7.50 to 8.00           10/17/12                7,916,590
    7,131 Coinmach Laundry
             Corp., Term Loan (a) ..........................         7.56 to 7.88           12/19/12                7,095,363
    2,427 Omniflight Helicopters,
             Inc., Term Loan ...............................        8.42 to 10.00     06/30/11 to 09/30/12          2,390,668
   10,600 Sedgwick CMS
             Holdings, Inc., Term
             Loan ..........................................                 7.45           01/31/13               10,434,348
                                                                                                               --------------
                                                                                                                   27,836,969
                                                                                                               --------------


          PHARMACEUTICALS  1.1%
    7,500 Mylan Laboratories, Inc.,
             Term Loan .....................................                 9.75           10/15/08                7,462,500
    2,729 Stiefel Laboratories,
             Inc., Term Loan ...............................                 7.50           12/28/13                2,678,199
    5,614 Warner Chilcott
             Holdings Co., Term
             Loan ..........................................         7.20 to 7.36           01/18/12                5,538,236
                                                                                                               --------------
                                                                                                                   15,678,935
                                                                                                               --------------
          PRINTING & PUBLISHING  13.4%
    4,988 Advanstar
             Communications, Inc.,
             Term Loan .....................................                 7.45           05/31/14                4,750,594
    4,950 American Media
             Operations, Inc., Term
             Loan ..........................................                 8.80           01/31/13                4,894,312
    3,526 American
             Reprographics Co.,
             Term Loan .....................................         6.50 to 6.64           06/18/09                3,471,377
    2,274 Ascend Media Holdings,
             LLC, Term Loan ................................         9.20 to 9.70           01/31/12                  972,018
    1,980 Black Press Group, Ltd.,
             (Canada), Term Loan ...........................                 7.54           08/02/13                1,945,350
    6,588 Canon Communications,
             LLC, Term Loan ................................                 7.82           05/31/11                6,546,997
    1,995 CanWest MediaWorks,
             Ltd., Term Loan (a) ...........................                 7.54           07/10/14                1,975,050
    1,759 Caribe Information
             Investment, Inc., Term
             Loan ..........................................         7.21 to 7.76           03/31/13                1,719,113
   10,767 Cygnus Business
             Media, Inc., Term
             Loan ..........................................         8.67 to 8.74           07/13/09               10,713,165
    1,000 DRI Holdings, Inc.,
             Term Loan .....................................         8.20 to 8.31           07/03/14                  970,000
   11,381 Endurance Business
             Media, Inc., Term
             Loan ..........................................        7.51 to 12.01     07/26/13 to 01/26/14         11,155,733
    2,312 FSC Acquisition, LLC,
             Term Loan .....................................         7.47 to 7.50           03/08/14                1,921,773
   11,802 F&W Publications, Inc.,
             Term Loan (a) .................................         7.61 to 9.49     02/05/13 to 08/05/13         11,624,790
   11,125 Gatehouse Media, Inc.,
             Term Loan .....................................         7.25 to 7.51           08/28/14               10,381,016
   10,056 Haights Cross
             Operating Co., Term
             Loan ..........................................        9.06 to 10.06           08/20/08               10,026,969
    5,459 Idearc, Inc., Term Loan ..........................                 7.20           11/17/14                5,390,232
    1,911 Intermedia Outdoor,
             Inc., Term Loan ...............................                 8.20           01/31/13                1,862,799
    1,998 Knowledgepoint360
             Group, LLC, Term
             Loan ..........................................        8.78 to 12.53     04/26/14 to 04/26/15          1,992,506
    3,521 MC Communications,
             LLC, Term Loan ................................         7.26 to 7.85           12/31/10                3,423,843
    5,023 MediaNews Group, Inc.,
             Term Loan .....................................         6.64 to 7.14     12/30/10 to 08/02/13          4,793,619
    2,723 MediMedia USA, Inc.,
             Term Loan .....................................         7.18 to 7.63           10/05/13                2,640,826
   13,435 Merrill Communications,
             LLC, Term Loan ................................        7.00 to 11.25     05/15/11 to 11/15/13         13,233,741
    6,000 Network
             Communications, Inc.,
             Term Loan .....................................         6.89 to 7.38           11/30/12                5,879,999
    8,529 Penton Media, Inc.,
             Term Loan .....................................         7.23 to 9.98     02/01/13 to 02/01/14          8,075,619
      478 Proquest CSA, LLC,
             Term Loan .....................................         7.82 to 8.37           02/09/14                  473,137
    3,731 Questex Media Group,
             Inc., Term Loan ...............................         8.52 to 8.58           05/04/14                3,656,012


    8,806 Reader's Digest
             Association, Inc.,
             Term Loan .....................................         7.39 to 7.58           03/02/14                8,374,321
    1,122 Riverdeep Interactive
             Learning USA, Inc.,
             Term Loan .....................................                 7.95           12/20/13                1,116,955
    1,095 SGS International, Inc.,
             Term Loan .....................................         7.65 to 7.88           12/30/11                1,083,759
    2,505 Source Media, Inc.,
             Term Loan .....................................                 7.05           11/08/11                2,439,619
    1,500 Summit Business Media
             Intermediate, Term
             Loan ..........................................                 7.51           07/06/14                1,477,500
    3,805 Thomas Nelson
             Publishers, Term
             Loan ..........................................         7.07 to 7.54           06/12/12                3,647,657
   29,925 Tribune Co., Term
             Loan ..........................................                 8.24           05/19/14               27,860,175
   11,375 Yell Group, PLC, (United
             Kingdom), Term Loan ...........................         6.25 to 6.75     04/30/11 to 02/10/13         11,217,093
                                                                                                               --------------
                                                                                                                  191,707,669
                                                                                                               --------------
          RESTAURANTS & FOOD SERVICE  3.0%
   17,317 Aramark Corp., Term
             Loan (a) ......................................                 7.20           01/26/14               16,929,129
    7,394 Arby's, LLC, Term Loan ...........................         7.00 to 7.45           07/25/12                7,271,286
    3,192 Center Cut Hospitality,
             Inc., Term Loan ...............................                 7.50           07/06/14                3,172,050
    3,273 NPC International, Inc.,
             Term Loan .....................................         6.57 to 7.14           05/03/13                3,158,182
      558 OSI Restaurant
             Partners, LLC,
             Revolving Credit
             Agreement .....................................                 7.95           06/14/13                  538,556
    6,925 OSI Restaurant
             Partners, LLC, Term
             Loan ..........................................                 7.06           06/14/13                6,689,679
    2,465 Sagittarius Restaurants,
             LLC, Term Loan ................................                 7.45           03/29/13                2,280,096
    3,085 Sbarro, Inc., Term Loan ..........................                 7.88           01/31/14                2,978,470
                                                                                                               --------------
                                                                                                                   43,017,448
                                                                                                               --------------
          RETAIL - OFFICE PRODUCTS  0.6%
    9,463 Corporate Express US
             Finance, Inc.,
             (Netherlands), Term
             Loan (a) ......................................         6.96 to 7.65     12/23/10 to 12/30/10          9,368,106
                                                                                                               --------------

          RETAIL - OIL & GAS  0.2%
    2,715 The Pantry, Inc., Term
             Loan ..........................................                 6.51           05/15/14                2,635,652
                                                                                                               --------------

          RETAIL - SPECIALTY  1.4%
   15,309 Nebraska Book Co.,
             Inc., Term Loan ...............................         7.65 to 7.70           03/04/11               15,079,380
      415 Visant Holding Corp.,
             Revolving Credit
             Agreement .....................................         6.80 to 8.25           10/04/10                  410,527
    4,315 Visant Holding Corp.,
             Term Loan .....................................                 7.20           12/21/11                4,285,355
                                                                                                               --------------
                                                                                                                   19,775,262
                                                                                                               --------------


          RETAIL - STORES  3.4%
    2,963 Csk Auto, Inc., Term
             Loan (a) ......................................                 8.25           06/29/12                2,955,261
   20,000 Dollar General Corp.,
             Term Loan (a) .................................                 7.71           07/06/14               19,284,380
      963 General Nutrition
             Centers, Inc.,
             Revolving Credit
             Agreement .....................................                 8.75           03/16/12                  880,687
    6,567 General Nutrition
             Centers, Inc., Term
             Loan ..........................................                 7.48           09/16/13                6,265,332
   13,681 Michael's Stores, Inc.,
             Term Loan .....................................         7.38 to 7.63           10/31/13               13,136,774
    3,807 Sally Holdings, Inc.,
             Term Loan .....................................                 8.01           11/16/13                3,740,777
    2,830 Savers, Inc., Term Loan ..........................                 7.99           08/11/12                2,759,189
                                                                                                               --------------
                                                                                                                   49,022,400
                                                                                                               --------------
          TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS  1.6%
      600 Alaska Communications
             Systems Group, Inc.,
             Term Loan .....................................                 6.95           02/01/12                  588,150
    5,000 Fairpoint
             Communications, Inc.,
             Term Loan (a) .................................                 7.00           02/08/12                4,957,501
    4,315 Global Tel*Link Corp.,
             Term Loan .....................................         5.10 to 8.70           02/14/13                4,282,719
    1,496 Hargray Acquisition Co.,
             Term Loan .....................................                 7.45           06/29/14                1,471,469
    3,092 NuVox Transition
             Subsidiary, LLC, Term
             Loan ..........................................         8.66 to 8.97           05/31/14                3,068,093
    1,643 Orius Corp., LLC, Term
             Loan (c)(d)(e) ................................       11.00 to 11.50     01/23/09 to 01/23/10            291,627
    2,899 Paetec Holding Corp.,
             Term Loan .....................................                 7.25           02/28/13                2,881,198
    5,222 Sorenson
             Communications, Inc.,
             Term Loan .....................................        8.00 to 12.50     02/16/14 to 04/27/14          5,227,687
                                                                                                               --------------
                                                                                                                   22,768,444
                                                                                                               --------------
          TELECOMMUNICATIONS - LONG DISTANCE  0.7%
    1,650 Intelsat, Ltd., (Bermuda)
             Term Loan .....................................                 7.86           02/01/14                1,635,562
    6,000 Level 3
             Communications, Inc.,
             Term Loan .....................................                 7.49           03/13/14                5,857,914
    2,434 Time Warner Telecom,
             Inc., Term Loan ...............................                 6.82           01/07/13                2,395,647
                                                                                                               --------------
                                                                                                                    9,889,123
                                                                                                               --------------
          TELECOMMUNICATIONS - WIRELESS  1.3%
   10,000 Asurion Corp., Term
             Loan ..........................................                 8.36           07/03/14                9,796,880
    7,050 Centennial Cellular, Inc.,
             Term Loan (a) .................................         7.20 to 7.54           02/09/11                6,982,644
    1,778 Cricket
             Communications, Inc.,
             Term Loan .....................................                 7.45           06/16/13                1,756,577
                                                                                                               --------------
                                                                                                                   18,536,101
                                                                                                               --------------
          TEXTILES & LEATHER  2.1%
    6,025 Gold Toe Investment
             Corp., Term Loan ..............................        7.60 to 10.99     10/30/13 to 04/30/14          5,918,495
    2,232 HanesBrands, Inc.,
             Term Loan .....................................         6.61 to 6.82           09/05/13                2,202,519
    6,150 HBI Branded Apparel
             Ltd., Inc., Term
             Loan ..........................................                 8.82           09/05/13                6,192,281
    3,850 Levi Strauss & Co., Term
             Loan ..........................................                 7.57           03/27/14                3,639,855
    5,633 Propex Fabrics, Inc.,
             Term Loan .....................................                10.58           07/31/12                5,041,778
    4,027 St. John Knits
             International, Inc.,
             Term Loan .....................................                 8.20           03/21/12                3,966,813
    3,470 Varsity Brands, Inc.,
             Term Loan .....................................         8.13 to 9.00           02/22/14                3,418,011
                                                                                                               --------------
                                                                                                                   30,379,752
                                                                                                               --------------


          TRANSPORTATION - CARGO  0.7%
    1,095 Cardinal Logistics
             Management, Inc.,
             Term Loan .....................................                 8.50           09/23/13                1,061,665
    4,988 JHCI Acquisitions, Inc.,
             Term Loan .....................................         7.53 to 7.70           06/19/14                4,688,250
    2,097 Kenan Advantage
             Group, Inc., Term
             Loan ..........................................                 8.20           12/16/11                2,060,632
    2,835 Quality Distribution, Inc.,
             Term Loan .....................................                 7.82           11/13/09                2,763,711
                                                                                                               --------------
                                                                                                                   10,574,258
                                                                                                               --------------
          TRANSPORTATION - PERSONAL  0.1%
      339 Coach America
             Holdings, Inc.,
             Revolving Credit
             Agreement .....................................                 8.05           04/20/14                  311,864
    1,315 Coach America
             Holdings, Inc., Term
             Loan ..........................................                 7.98           04/20/14                1,210,190
      500 US Airways Group, Inc.,
             Term Loan .....................................                 7.37           03/24/14                  479,286
                                                                                                               --------------
                                                                                                                    2,001,340
                                                                                                               --------------
          TRANSPORTATION - RAIL MANUFACTURING  0.6%
    7,017 Helm Holding Corp.,
             Term Loan .....................................         7.07 to 7.61           07/08/11                6,841,775
    2,373 Standard Steel, LLC,
             Term Loan .....................................         7.40 to 7.70           06/30/12                2,337,405
                                                                                                               --------------
                                                                                                                    9,179,180
                                                                                                               --------------
          UTILITIES  3.6%
    1,200 Astoria Generating Co.,
             LP, Term Loan (a) .............................                 8.96           08/23/13                1,191,450
    4,000 Bicent Power, LLC,
             Term Loan .....................................                 7.25           06/30/14                3,930,000
   13,507 First Light Power
             Resources, Inc., Term
             Loan ..........................................         7.75 to 9.75     11/01/13 to 05/01/14         13,018,879
    2,570 InfrastruX Group, Inc.,
             Term Loan .....................................                 9.25           11/03/12                2,441,227
    4,092 Longview Power, LLC,
             Term Loan .....................................         7.13 to 8.00           02/28/14                4,012,718
      170 Mirant North America,
             LLC, Revolving Credit
             Agreement .....................................                 7.75           01/03/12                  161,449
    2,455 NSG Holdings, LLC,
             Term Loan .....................................                 7.21           06/15/14                2,356,596
    6,300 Primary Energy
             Operating, LLC, Term
             Loan ..........................................                 8.29           08/24/09                6,185,813
    5,822 Thermal North America,
             Term Loan .....................................         7.88 to 7.95           10/24/08                5,803,937
    7,522 TPF Generation
             Holdings, LLC, Term
             Loan ..........................................         7.20 to 9.45     12/15/13 to 12/15/14          7,336,921
    4,988 USPF Holdings, LLC,
             Term Loan .....................................         6.96 to 6.99           04/11/14                4,769,297
                                                                                                               --------------
                                                                                                                   51,208,287
                                                                                                               --------------
          TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  177.5% ............................................      2,541,418,287
                                                                                                               --------------

NOTES  1.5%
Builders FirstSource, Inc. ($8,700,000 par, 9.81% coupon, maturing
   02/15/12)  (f) ........................................................................................          8,221,500
Compression Polymers Corp. ($2,700,000 par, 12.13% coupon, maturing 07/01/12)
    (f) ..................................................................................................          2,713,500
Del Laboratories, Inc. ($5,400,000 par, 9.91% coupon, maturing 11/01/11)  (f) ............................          5,535,000
Qwest Corp. ($3,500,000 par, 8.94% coupon, maturing 06/15/13)  (f) .......................................          3,749,375
Verso Paper Holdings, LLC ($1,500,000 par, 8.66% coupon, maturing 08/01/14)
    (f)(g) ...............................................................................................          1,515,000
                                                                                                               --------------
TOTAL NOTES ..............................................................................................         21,734,375
                                                                                                               --------------


EQUITIES  0.0%
Aladdin Gaming Holdings, LLC (7.84% Ownership Interest, Acquired
   09/03/04, Cost $470,400) (h)(i)........................................................................             15,250
Comdisco Holdings Co., Inc. (197 common shares, Acquired 08/15/07,
  Cost $7,922) (h)(i) ....................................................................................              2,226
Environmantal Systems Products Holdings, Inc. (9,333 common
   shares, Acquired 09/26/07, Cost $0) (h)(i) ............................................................                  0
Environmantal Systems Products Holdings, Inc. (9,333 preferred
   shares, Acquired 09/26/07, Cost $449,153) (h)(i) ......................................................            233,325
Gentek, Inc. (Canada) (1,600 common shares, Acquired 09/19/06,
   Cost $0) (h)(i)........................................................................................             54,400
Gentek, Inc. (Canada) (Warrants for 2,501 common shares, Expiration date
   ranging from 10/31/08 to 10/31/10, Acquired 09/19/06, Cost $0) (h)(i) .................................            117,047
IDT Corp. (22,898 common shares) (h)......................................................................            183,871
Railworks Corp. (Warrants for 865 common shares, Expiration date
   06/14/11, Acquired 02/10/03, Cost $2,135,664) (h)(i)...................................................                  0
Rotech Medical Corp. (48,485 common shares, Acquired 06/12/02
   Cost $193,940) (h)(i)..................................................................................                  0
Safelite Realty (28,448 common shares, Acquired 10/26/00,
   Cost $0) (h)(i) .......................................................................................                  0
                                                                                                               --------------
TOTAL EQUITIES  ..........................................................................................            606,119
                                                                                                               --------------

TOTAL LONG-TERM INVESTMENTS  179.0%
  (Cost $2,657,993,339)...................................................................................      2,563,758,781
                                                                                                               --------------

SHORT-TERM INVESTMENTS  1.5%
REPURCHASE AGREEMENT  1.3%
State Street Bank & Trust Co. ($17,900,000 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 4.45%, dated 10/31/07, to be sold on 11/01/07
   at $17,902,213) (a)....................................................................................         17,900,000

TIME DEPOSIT  0.2%
State Street Bank & Trust Corp. ($2,630,218 par, 2.40%
   coupon, dated 10/31/07, to be sold on 11/01/07
   at $2,630,393) (a).....................................................................................          2,630,218
                                                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $20,530,218)......................................................................................         20,530,218
                                                                                                               --------------

TOTAL INVESTMENTS  180.5%
  (Cost $2,678,523,557)...................................................................................      2,584,288,999

BORROWINGS  (30.0%).......................................................................................       (430,000,000)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (48.9%)...............................................       (700,363,536)

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.6%).............................................................        (21,926,880)
                                                                                                               --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%.............................................................     $1,431,998,583
                                                                                                               ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

NR - Not rated

(a) All or a portion of this security is designated in connection with unfunded loan commitments.

(b)  Payment-in-kind security.

(c)  This Senior Loan interest is non-income producing.

(d)  This borrower has filed for protection in federal bankruptcy court.

(e)  This borrower is currently in liquidation.

(f)  Variable rate security. Interest rate shown is that in effect at October 31, 2007.

(g)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h)  Non-income producing security as the stock or warrant currently does not declare dividends.

(i)  Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents less than 0.1% of the net assets applicable to common shares of the Trust.

*    Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior
     Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**   Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or
     Borrower prior to the disposition of a Senior Loan.



SWAP AGREEMENTS OUTSTANDING AS OF OCTOBER 31, 2007:
CREDIT DEFAULT SWAPS

                                                           PAY/
                                                          RECEIVE              NOTIONAL
                           REFERENCE          BUY/SELL     FIXED   EXPIRATION    AMOUNT   UPFRONT
COUNTERPARTY              ENTITY/INDEX       PROTECTION    RATE       DATE       (000)    PAYMENTS        VALUE

Goldman Sachs
  Credit                 Standard Pacific
  Partners, L..P           Corp.                Sell        3.40%   03/20/14     $2,500   $     0     $  (659,928)
Goldman Sachs
  Credit                 Standard Pacific
  Partners, L..P           Corp.                Sell        3.70    06/20/14      2,500         0        (643,793)
Goldman Sachs
  Credit                 K. Hovnanian
  Partners, L..P           Enterprises, Inc.    Sell        2.15    09/20/09      1,500         0        (148,050)
Goldman Sachs
  Credit                 K. Hovnanian
  Partners, L..P.          Enterprises, Inc.    Sell        3.75    06/20/12      1,500         0        (234,751)
                                                                                          -------     -----------
TOTAL CREDIT DEFAULT SWAPS ............................................................   $     0     $(1,686,522)
                                                                                          =======     ===========

RATINGS ALLOCATION AS OF 10/31/07
AA/Aa                                                                                   0.7%
BBB/Baa                                                                                 0.2%
BB/Ba                                                                                  46.7%
B/B                                                                                    29.5%
CCC/Caa                                                                                 3.0%
Non-Rated                                                                              19.9%

RATINGS ALLOCATIONS ARE AS A PERCENTAGE OF DEBT OBLIGATIONS. RATINGS ALLOCATIONS BASED UPON RATINGS AS ISSUED BY STANDARD AND
POOR'S GROUP AND MOODY'S INVESTOR SERVICES, INC., RESPECTIVELY. BANK LOANS RATED BELOW BBB BY STANDARD AND POOR'S GROUP OR
BAA BY MOODY'S INVESTOR SERVICES, INC. ARE CONSIDERED TO BE BELOW INVESTMENT GRADE.


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  December 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  December 20, 2007